RIGHT-OF-USE ASSETS (Tables)	6 Months Ended
Dec. 31, 2024
Right-of-use Assets
SCHEDULE OF LEASE RELATED ASSETS AND LIABILITIES

The table below presents the lease-related assets and liabilities recorded on the balance sheet.

	As of June 30,	As of December 31,
	2024	2024
	S$	S$
Assets
Operating lease, right-of-use asset, net	3,684,205	3,142,849
Total right-of-use asset	3,684,205	3,142,849

Liabilities
Current:
Operating lease liabilities	1,089,515	1,103,206
	1,089,515	1,103,206

Non-current:
Operating lease liabilities	2,668,293	2,113,246
	2,668,293	2,113,246

Total lease liabilities	3,757,808	3,216,452

SCHEDULE OF OPERATING LEASE COSTS

The following tables summarize the lease expense for the six-month period ended.

	As of December 31,	As of December 31
	2023	2024
	S$	S$
Operating lease cost:
Operating lease expense (per ASC 842)	555,071	541,356
Total lease expense	555,071	541,356

SCHEDULE OF SUPPLEMENTAL INFORMATION RELATED TO OPERATING LEASES

	As of December 31,	As of December 31,
	2023	2024
	S$	S$
Cash paid for amount included in the measurement of lease liabilities:
Operating cash flow from operating leases	555,071	541,356
Remaining lease term for operating leases	4	3
Weighted average discount rate for operating leases	2.5%	2.5%

SCHEDULE OF MINIMUM LEASE PAYMENTS

Operating lease amount
S$
2025	1,168,600
2026	1,154,546
2027	1,006,246
Thereafter	-
Less: interest	(112,940)
Present value of lease liabilities	3,216,452

Representing:
Current liabilities	1,103,206
Non-current liabilities	2,113,246
3,216,452

Future Contractual Lease Payments as of June 30, 2024

The below table summarizes our (i) minimum lease payments over the next five years, (ii) lease arrangement implied interest, and (iii) present value of future lease payments for the next three years ending June 30:

Operating lease amount
S$
2025	1,168,600
2026	1,163,846
2027	1,150,000
2028	431,246
Thereafter	-
Less: interest	(155,884)
Present value of lease liabilities	3,757,808

Representing:
Current liabilities	1,089,515
Non-current liabilities	2,668,293
3,757,808